Debt (Details Textual) - USD ($) $ in Thousands					1 Months Ended									3 Months Ended		9 Months Ended
	Mar. 10, 2016	Jan. 13, 2016	Sep. 12, 2014	Apr. 02, 2013	Aug. 04, 2016	Jul. 29, 2016	Jan. 22, 2016	May 31, 2015	Mar. 19, 2014	Jan. 31, 2014	Sep. 28, 2012	Aug. 24, 2011	Mar. 16, 2011	Sep. 30, 2016	Mar. 31, 2016	Sep. 30, 2016	Apr. 29, 2015	Jul. 24, 2014	May 22, 2014
Required Minimum Solvency Covenant																30.00%
Required Minimum Cash Balance														$ 20,250		$ 20,250
Minimum Net Worth Required														$ 150,000		$ 150,000
Fair market Value Percentage																130.00%
Minimum [Member]
Minimum ratio of EBITDA plus a portion of cash in excess of our minimum liquidity to total interest expense																1
Cash and Cash Equivalent Percentage														5.00%		5.00%
Maximum [Member]
Minimum ratio of EBITDA plus a portion of cash in excess of our minimum liquidity to total interest expense																2.25
First ABN Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity													$ 40,500
Long-term Line of Credit													32,000
Remaining Amount No Longer Available For Borrowing													$ 8,500
Repayments of Long-term Lines of Credit				$ 17,900
Debt Instrument Maturity Period													2018
First ABN Facility [Member] | LIBOR [Member]
Debt Instrument, Description of Variable Rate Basis													LIBOR plus 3.25%
Second ABN Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity												$ 48,900					$ 10,000
Second ABN Facility [Member] | LIBOR [Member]
Debt Instrument, Description of Variable Rate Basis								LIBOR plus 4.50%
Second ABN Facility [Member] | LIBOR [Member] | Tranche I [Member]
Debt Instrument, Description of Variable Rate Basis												LIBOR plus 3.20%.
DVB Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity											$ 81,850						$ 15,000
Debt Instrument, Description of Variable Rate Basis								LIBOR plus 4.50%
DVB Bank Facility [Member] | LIBOR [Member]
Debt Instrument, Description of Variable Rate Basis											LIBOR plus 3.75%
DVB Bank Facility [Member] | LIBOR [Member] | Tranche II [Member]
Debt Instrument, Description of Variable Rate Basis										LIBOR plus 2.45%
Joint Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity									$ 172,000									$ 225,300
Line Of Credit Facility Maximum Borrowing Capacity Increase Amount																		$ 53,300
Joint Bank Facility [Member] | LIBOR [Member]
Debt Instrument, Description of Variable Rate Basis									LIBOR plus 2.95%
Joint Bank Facility [Member] | LIBOR [Member] | Tranche I [Member]
Debt Instrument, Description of Variable Rate Basis									LIBOR plus 3.15%
NIBC Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity			$ 13,500
Debt Instrument Maturity Period															2021
NIBC Bank Facility [Member] | LIBOR [Member]
Debt Instrument, Description of Variable Rate Basis			LIBOR plus 2.90%
CACIB Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity																			$ 39,000
Long-term Line of Credit	$ 2,300
Debt Instrument Maturity Period															2022
Proceeds from Lines of Credit														$ 25,000
CACIB Bank Facility [Member] | Additional Financing [Member]
Short-term Debt, Refinanced, Amount	$ 25,000
CACIB Bank Facility [Member] | LIBOR [Member] | Tranche I [Member]
Debt Instrument, Description of Variable Rate Basis	LIBOR plus 2.50%
ABN/DVB Joint Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 213,000
Debt Instrument Maturity Period															2022
ABN/DVB Joint Bank Facility [Member] | Future Acquisition [Member]
Short-term Debt, Refinanced, Amount		20,000
ABN/DVB Joint Bank Facility [Member] | LIBOR [Member] | Tranche II [Member]
Debt Instrument, Description of Variable Rate Basis					LIBOR plus 2.75%
Nordea/SEB Joint Bank Facility [Memebr]
Line of Credit Facility, Maximum Borrowing Capacity		$ 151,000
Debt Instrument Maturity Period															2022
Debt Instrument, Description of Variable Rate Basis							LIBOR plus 2.50%
ABN DVB NIBC Joint Bank Facility [Member]
Line Of Credit Facility Maximum Borrowing Capacity Increase Amount					$ 36,600
Debt Instrument Maturity Period															2023
Third Abn Facility [Member] | LIBOR [Member]
Line Of Credit Facility Maximum Borrowing Capacity Increase Amount						$ 71,300
Debt Instrument Maturity Period						2023
Debt Instrument, Description of Variable Rate Basis						LIBOR plus 2.75%